FIRST AMERICAN FUNDS, INC.

Government Obligations Fund

Institutional Prime Obligations Fund

Retail Prime Obligations Fund

Retail Tax Free Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

(collectively, the “First American Money Market Funds”)

Statement of Additional Information (SAI) Supplement dated January 2, 2020

This information supplements the First American Money Market Funds SAI dated October 30, 2019.  Please retain this supplement for future reference.

The table on pages 15-18 of the SAI under the heading “Directors and Executive Officers – Independent Directors” is replaced by the following:

Name, Address* and Year of Birth	Position Held with the Fund	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years and Other Relevant Experience[1]	Number of Portfolios in FAF Overseen by Director	Other Directorships Held by Director[2]
David K. Baumgardner (1956)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since January 2016

CFO, Smyth Companies, LLC (commercial package printing) (1990 to present). Formerly, Certified Public Accountant at a large regional CPA firm (1978-1986).  Independent Director, First American Fund Complex since 2016.

				First American Funds Complex: 1 registered investment company, including 6 portfolios	None

Mark E. Gaumond (1950)	Chair; Director

Chair term three years; Director term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Chair of FAF since January 2020; Director of FAF since January 2016

Retired. Formerly, Senior Vice Chair (Americas), Ernst & Young LLP (2006-2010). Certified Public Accountant (Inactive) and member of the American Institute of Certified Public Accountants. Director, Walsh Park Benevolent Corporation. Former Director, Cleveland-Cliffs, Inc. (formerly, Cliffs Natural Resources) (a producer of iron ore pellets), The California Academy of Sciences and Rayonier, Inc. Independent Director, First American Fund Complex since 2016.

				First American Funds Complex: 1 registered investment company, including 6 portfolios	Director, Booz Allen Hamilton Holding Corporation (management and technology consulting); Director, Rayonier Advanced Materials, Inc. (materials manufacturer)

Roger A. Gibson (1946)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since October 1997

Advisor/Consultant, Future Freight™, a logistics/supply chain company. Former Director, Diversified Real Asset Income Fund (investment company). Former Director, Charterhouse Group, Inc., a private equity firm. Non-profit

			First American Funds Complex: 1 registered investment company, including 6 portfolios	None

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Name, Address* and Year of Birth	Position Held with the Fund	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years and Other Relevant Experience[1]	Number of Portfolios in FAF Overseen by Director	Other Directorships Held by Director[2]

board member. Prior to retirement in 2005, served in several executive positions for United Airlines, including Vice President and Chief Operating Officer – Cargo. Independent Director, First American Fund Complex since 1997.

Jennifer J. McPeek (1970)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since September 2019

Independent advisor/consultant. Formerly, Chief Financial Officer, Russell Investments (2018-2019).  Prior thereto, Chief Operating and Strategy Officer, Janus Henderson Group plc (2016-2017).  Prior thereto, Executive Vice President and Chief Financial Officer, Janus Capital Group Inc. (2013-2016).  Prior thereto, served in several other executive positions at Janus Capital Group Inc., including Senior Vice President of Corporate Finance and Treasurer overseeing the Financial Planning, Investor Relations, Treasury and Corporate Development functions, between 2009 and 2013.  Prior thereto, Senior Vice president of Strategic Planning, ING Investment Management – Americas Region (2005-2009); Prior thereto, Associate Principal and co-leader of North American Capital Markets – Corporate Strategy and Finance, McKinsey and Company (1995-2001).  Has also held directorships on four investment advisor and/or trust entities and holds the Chartered Financial Analyst designation. Independent Director, First American Fund Complex since 2019.

				First American Funds Complex: 1 registered investment company, including 6 portfolios	None

C. David Myers (1963)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since September 2019

Operating Director of AE Industrial Partners LLC and Chairman of the Industrial HVAC-R portfolio, a subset of AE Industrial Partners (2017 – present).  Director, The Boler Group (operating as Hendrickson International) (manufacturing for the global commercial transportation industry) (2017 – present).  Formerly, President, Building

				First American Funds Complex: 1 registered investment company, including 6 portfolios	Director, The Manitowoc Company, Inc. (a global diversified technology and industrial company)

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Name, Address* and Year of Birth	Position Held with the Fund	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years and Other Relevant Experience[1]	Number of Portfolios in FAF Overseen by Director	Other Directorships Held by Director[2]

Efficiency of Johnson Controls, Inc., a global diversified technology and industrial company (2005-2014).  Prior thereto, President, Chief Executive Officer and Director of York International Corporation (a provider of heating, ventilating, air conditioning, and refrigeration products and services) (2004-2005).  Prior thereto, served in several other executive positions at York International Corporation, including Executive Vice President, Chief Financial Officer, Finance Director – Engineered Systems Group and Corporate Controller, between 1998 and 2004; and Senior Manager, KPMG LLP (1986-1994). Independent Director, First American Fund Complex since 2019.

P. Kelly Tompkins (1956)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since September 2019

Senior Advisor, Dix & Eaton (investor relations) (2018-present).  Leader-in-Residence, Cleveland-Marshall College of Law (2018-present). Formerly, Executive Vice President (2010-2017), Chief Operating Officer (2017), Chief Financial Officer (2015-2016), Cleveland-Cliffs, Inc. (formerly, Cliffs Natural Resources, Inc.) (a producer of iron ore pellets).  Prior thereto, Executive Vice President and Chief Financial Officer, RPM International, Inc. (2008-2010) (multinational manufacturing company). Independent Director, First American Fund Complex since 2019.

				First American Funds Complex: 1 registered investment company, including 6 portfolios	None

*	The address of each of the directors is P.O. Box 1329, Minneapolis, Minnesota, 55440-1329 unless otherwise noted.
[1]

Includes each Director’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Director’s qualifications to serve as a Director, which contributed to the conclusion that each Director should serve as a Director for FAF.

[2]

Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 (the “Exchange Act”) or subject to the requirements of Section 15(d) of the Exchange Act, or any company registered as an investment company under the 1940 Act.

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The table and paragraphs on pages 20-22 of the SAI under the heading “Directors and Executive Officers—Standing Committees of the Board of Directors” is replaced by the following:

	Committee Function	Committee Members	Number of Fund Complex Committee Meetings Held During FAF’s Fiscal Year Ended 8/31/19

Audit Committee

The purposes of the Committee are (1) to oversee the Funds’ accounting and financial reporting policies and practices, their internal controls and, as appropriate, the internal controls of certain service providers; (2) to oversee the quality of the Funds’ financial statements and the independent audit thereof; (3) to assist Board oversight of the Funds’ compliance with legal and regulatory requirements; and (4) to act as a liaison between the Funds’ independent auditors and the full Board. The Audit Committee, together with the Board, has the ultimate authority and responsibility to select, evaluate and, where appropriate, replace the outside auditor (or to nominate the outside auditor to be proposed for shareholder approval in any proxy statement).

		David K. Baumgardner (Chair) Mark E. Gaumond Roger A. Gibson Jennifer J. McPeek[2] C. David Myers[2] P. Kelly Tompkins[2]	2

Governance Committee

The Committee has responsibilities relating to (1) Board and Committee composition (including interviewing and recommending to the Board nominees for election as directors; reviewing the independence of all independent directors; reviewing Board composition to determine the appropriateness of adding individuals with different backgrounds or skills; reporting to the Board on which current and potential members of the Audit Committee qualify as Audit Committee Financial Experts; recommending a successor to the Board Chair when a vacancy occurs; consulting with the Board Chair on Committee assignments; and in anticipation of the Board’s request for shareholder approval of a slate of directors, recommending to the Board the slate of directors to be presented for Board and shareholder approval); (2) Committee structure (including, at least annually, reviewing each Committee’s structure and membership and reviewing each Committee’s charter and suggesting changes thereto); (3) director education (including developing an annual education calendar; monitoring independent director attendance at educational seminars and conferences; developing and conducting orientation sessions for new independent directors; and managing the Board’s education program in a cost-effective manner); and (4) governance practices (including reviewing and making recommendations regarding director compensation and director expenses; monitoring director investments in the Funds; monitoring compliance with director retirement policies; reviewing compliance with the prohibition from serving on the board of directors of mutual funds that are not part of the Fund Complex; if requested, assisting the Board Chair in overseeing self-evaluation process; in collaboration with outside counsel, developing policies and procedures addressing matters which should come before the Committee in the proper exercise of its duties; reviewing applicable new industry reports and “best practices” as they are published; reviewing and recommending changes in Board governance policies, procedures and practices; reporting the Committee’s activities to the Board and making such recommendations; reviewing and, as appropriate, recommending that the Board make changes to the Committee’s charter).

		Roger A. Gibson (Chair) David K. Baumgardner Mark E. Gaumond Jennifer J. McPeek[2] C. David Myers[2] P. Kelly Tompkins[2]	4

1 Mr. Gaumond was appointed Chair of the Board effective January 1, 2020.

2 Ms. McPeek and Mssrs. Myers and Tompkins were elected to the Board effective September 1, 2019.

The Governance Committee will consider shareholder recommendations for director nominees in the event there is a vacancy on the Board or in connection with any special shareholders meeting which is called for the purpose of electing directors. FAF does not hold regularly scheduled annual shareholders meetings.

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There are no differences in the manner in which the Governance Committee evaluates nominees for director based on whether the nominee is recommended by a shareholder.

A shareholder who wishes to recommend a director nominee should submit his or her recommendation in writing to the Chair of the Board (Mr. Gaumond) or the Chair of the Governance Committee (Mr. Gibson), in either case at First American Funds, P.O. Box 1329, Minneapolis, Minnesota 55440-1329. At a minimum, the recommendation should include:

●	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

●	a statement concerning whether the person is not an “interested person” as defined in the 1940 Act;

●	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

●	the name and address of the person submitting the recommendation, together with the number of Fund shares held by such person and the period for which the shares have been held.

The recommendation also can include any additional information that the person submitting it believes would assist the Governance Committee in evaluating the recommendation. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and will be kept on file for consideration when there is a vacancy on the Board or prior to a shareholders meeting called for the purpose of electing directors.

The table on page 22 of the SAI under the heading “Director Ownership of Securities of the Funds or Advisor” is replaced by the following:

	Baumgardner	Gaumond	Gibson	McPeek[1]	Myers[1]	Riederer[2]	Tompkins[1]
Aggregate Holdings – FAF	—	—	—	—	—	—	—
Government Obligations Fund	—	—	—	—	—	—	—
Institutional Prime Obligations Fund	—	—	—	—	—	—	—
Retail Prime Obligations Fund	—	—	—	—	—	—	—
Retail Tax Free Obligations Fund	—	—	—	—	—	—	—
Treasury Obligations Fund	—	—	—	—	—	—	—
U.S. Treasury Money Market Fund	—	—	—	—	—	—	—

1 Ms. McPeek and Messrs. Myers and Tompkins were elected to the Board effective September 1, 2019.

2 Mr. Riederer retired from the Board effective December 31, 2019.

The first paragraph on page 22 of the SAI under the heading “Director Qualifications” is replaced by the following:

The Board has determined that each Director should continue to serve as such based on several factors (none of which alone is decisive). Each of Messrs. Baumgardner, Gaumond and Gibson has served in their role as Director of the Funds since at least January 2016. Each Director is knowledgeable or will become knowledgeable regarding the Funds’ business and service provider arrangements.

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The table on page 23 of the SAI under the heading “Compensation during the Fiscal Year Ended August 31, 2019” is replaced by the following:

Name of Person, Position	Aggregate Compensation From Registrant	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Registrant and FAF Paid to Directors

David K. Baumgardner, Director	$ 181,712	-0-	-0-	$ 181,712
Mark E. Gaumond, Director/Chair[1]	171,685	-0-	-0-	171,685
Roger A. Gibson, Director	185,679	-0-	-0-	185,679
Victoria J. Herget, Director[2]	98,451	-0-	-0-	98,451
Jennifer J. McPeek, Director[3]	-0-	-0-	-0-	-0-
C. David Myers, Director[3]	-0-	-0-	-0-	-0-
Richard K. Riederer, Chair[4]	256,685	-0-	-0-	256,685
P. Kelly Tompkins, Director[3]	-0-	-0-	-0-	-0-
James M. Wade, Director[5]	146,179	-0-	-0-	146,179

1 Mr. Gaumond was appointed Chair of the Board effective January 1, 2020.

2 Ms. Herget joined the Board effective July 1, 2018 and retired from the Board effective January 30, 2019.

3 Ms. McPeek and Messrs. Myers and Tompkins were elected to the Board effective September 1, 2019.

4 Mr. Riederer retired from the Board effective December 31, 2019.

5 Mr. Wade retired from the Board effective June 30, 2019.

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